Financial Instruments and Related Disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Notional principal value £m	2,000,000,000
Interest rate swap contract [member] | Variable rate borrowings [member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness	£ 6	£ 0
Balance in cash flow hedge reserve for continuing hedges	£ 4	£ 0
Interest rate swap contract [member] | Not later than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.11%
Notional principal value £m	637,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 0
Fair value assets/ (liabilities) £m	£ (1)
Interest rate swap contract [member] | Between 1 and 2 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.13%	0.11%
Notional principal value £m	1,418,000,000	676,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ (6)	£ 0
Fair value assets/ (liabilities) £m	£ 33	£ (1)
Interest rate swap contract [member] | Later than 2 years and not later than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %		0.16%
Notional principal value £m		591,000,000
Change in fair value for recognising hedge ineffectiveness £m		£ 0
Fair value assets/ (liabilities) £m		£ 23